UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of Registrant as specified in charter)
                                    ________


                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-259-2655

                      DATE OF FISCAL YEAR END: MAY 31, 2009

                     DATE OF REPORTING PERIOD: MAY 31, 2009

                                EXPLANATORY NOTE

The purpose of this Amendment on Form N-CSR/A to the Shareholder Report for the annual period ended May 31, 2009 (the "Prior Amended Filing"), which was filed with the Securities and Exchange Commission on August 24, 2009 (Accession Number 0000950123-09-037464), is to include the Registrant's Code of Ethics. No other items of the Prior Amended Filing are being amended hereby.

ITEM 1.    REPORTS TO STOCKHOLDERS.

ITEM 1. REPORTS TO STOCKHOLDERS.

                            (THE ARBITRAGE FUND LOGO)

                                41 Madison Avenue
                                   28th Floor
                            New York, New York 10010
                                  800-295-4485
                               www.thearbfund.com

                                  ANNUAL REPORT
                                  MAY 31, 2009

                            (THE ARBITRAGE FUND LOGO)

                            WATER ISLAND CAPITAL, LLC
                                41 MADISON AVENUE
                                   28TH FLOOR
                            NEW YORK, NEW YORK 10010
                                   ----------
                                  800-295-4485
                               www.thearbfund.com

Dear Shareholder,

The Arbitrage Fund's (the "Fund") Class R shares generated a gain of 1.64% (and a gain of 1.69% in the Class I shares) for our fiscal year that ended May 31, 2009.

Our positive performance was achieved during a period of extreme volatility for equity and fixed income markets around the globe. Our investment team achieved the primary investment objective of capital preservation and did so during an environment that witnessed a decline in excess of 32% in the S&P 500 Index during the same period. The past year has been a tumultuous one for investors, and although both the economy and financial markets appear to be stabilizing, we remain focused on the core investment principles that underpin our investment strategy: capital preservation, coupled with achieving consistent positive returns during all market cycles.

We're also pleased to announce that the Fund has been declared the BEST EQUITY MARKET NEUTRAL FUND over the five year period ending 2008 in this year's Lipper Fund Awards. It remains our goal to continue to deliver to our shareholders superior risk-adjusted returns over the months and years ahead.

PROVIDING SHELTER DURING THE MARKET STORM

The second half of 2008 was marked by disruptions in global financial markets caused in part by the failure of Lehman Brothers and the meltdown of the financial sector, coupled with an overall lack of transparency, integrity, and risk discipline among many of the participants, both large and small, within the financial sector of our economy. The resultant crisis of confidence among the investing public was further exacerbated by many high-profile episodes of fraud and dishonest behavior of epic proportions that emerged. Perhaps more disappointing for investors were the lack of risk discipline and risk management demonstrated by the caretakers of their investment funds. Our adherence to a risk discipline that protects investor capital from the possibility of severe loss is a bedrock principle of our investment strategy and the primary factor behind the Fund's ability to avoid the massive losses seen throughout the general markets and among many of our peer funds. Our conservative approach toward portfolio construction should be viewed in the context of the role we play as merger arbitrageurs. In essence, we underwrite the risks associated with a successful merger and for that, we receive a fee, or spread, that reflects the difference between today's price, and the consideration we can expect to collect upon the merger's successful close. Our success is predicated upon being able to properly price that risk, and to limit or avoid losses associated with a failed deal. In that context, our risk aversion makes perfect sense. We are opportunistic investors, looking to take advantage of mispriced risk in the marketplace, while positioning our investors' capital to generate positive returns over all investment cycles. Avoiding large hits to capital, however, is a prerequisite to achieving that goal.

STRATEGIC TRANSACTIONS

As the current year has progressed, the emergence of competitive bidding for companies already subject to an announced deal has accelerated. Such activity is often associated with the early stages of an economic recovery, and can catapult our projected returns for any given merger situation. To some extent, this phenomenon is a result of the sharp market declines of 2007 and 2008. Similar trends were witnessed during the early part of this decade following the bursting of the tech/telecom bubble and associated recessionary environment. There are many parallels between that period and today, not only in the software and technology sectors, but also in the healthcare, biotechnology, energy, natural resources, and banking sectors. Since many of these assets continue to trade below their historic highs, they become prized targets for larger, well capitalized firms that are seeking to generate growth in both their top and bottom lines, while positioning themselves for accelerated growth once the downturn ends.

Deal activity was present across all sectors of the global economy. Strategic transactions continue to dominate both the deal universe and our portfolio, as the lack of access to credit markets continues to sideline LBO activity and private equity buyers. "Opportunistic" would be an apt characterization for today's deal environment. Aggressive approaches and hostile bidding are taking place, given the growing gap between the haves (strong industry leaders with access to cash and credit) and the have-nots (their weakened peers, without strong balance sheets, facing growing competitive pressures).

CONSOLIDATION OVERSEAS

Merger activity outside the U.S. has continued to accelerate as well. Pent up demand for acquisitions, particularly in the commodities sectors, has triggered a healthy flow of consolidation activity. We are witnessing aggressive buying on the part of sovereign funds and entities out of both China and the Middle East, as they seek to establish dominant global positions across an array of raw materials sectors, with a goal of ensuring adequate future supplies. The healthcare, financial and technology sectors dominated cross-border deal activity, as global aspirations fueled the desire to enlarge competitive footprints and enhance product offerings. We anticipate this period of robust consolidation to continue overseas and will maintain our global approach toward investing.

Today's investment environment bodes well for our strategy. Opportunistic buyers, low valuations, the absence of financial buyers and the frothy speculation that accompanied their presence during the past few years are contributing to a healthy and favorable risk-adjusted investment horizon for merger arbitrage. It is our expectation that the need for growth through acquisition will lead to strong consolidation activity throughout a number of sectors over the years ahead, as subdued economic conditions threaten organic growth opportunities. We also expect that mergers borne of necessity will continue, particularly within those industries that have undergone considerable stress during the past year.

Having completed a successful year, despite the turmoil throughout the world's financial markets, we will continue to work diligently to provide optimal risk-adjusted returns for our investors. I would like to extend my gratitude, on behalf of the entire team, for the trust and support you have placed in us. Please feel free to contact us or visit our website at www.TheArbFund.com should you have any questions.

Sincerely,


/s/ John S. Orrico
John S. Orrico, CFA
President

THE ARBITRAGE FUND (ARBNX) WAS DECLARED THE BEST EQUITY MARKET NEUTRAL FUND OVER THE FIVE YEAR PERIOD ENDING DECEMBER 31, 2008 IN THE 2009 LIPPER FUND AWARDS. LIPPER, INC., A THOMSON REUTERS COMPANY, IS A NATIONALLY RECOGNIZED ORGANIZATION THAT RANKS THE PERFORMANCE OF MUTUAL FUNDS. THE ARBITRAGE FUND WAS RANKED 1 OUT OF 23 FUNDS WITHIN THE EQUITY MARKET NEUTRAL FUNDS CATEGORY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE MATERIAL ABOVE REFLECTS THE MANAGER'S OPINION OF THE MARKET AS OF A CERTAIN DATE AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE. THE FUND USES INVESTMENT TECHNIQUES THAT ARE DIFFERENT FROM THE RISKS ORDINARILY ASSOCIATED WITH EQUITY INVESTMENTS. SUCH TECHNIQUES AND STRATEGIES INCLUDE MERGER ARBITRAGE RISKS, HIGH PORTFOLIO RISKS, OPTION RISKS, BORROWING RISKS, SHORT SALE RISKS, AND FOREIGN INVESTMENT RISKS, WHICH MAY INCREASE VOLATILITY AND MAY INCREASE COSTS AND LOWER PERFORMANCE.

THE ARBITRAGE FUND IS DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH THE ADVISER OR ANY AFFILIATE.

THIS REPORT IS INTENDED FOR THE FUND'S SHAREHOLDERS. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                IN THE ARBITRAGE FUND(C) VERSUS THE S&P 500 INDEX

                               (PERFORMANCE GRAPH)

          The Arbitrage Fund(a)          S&P 500 Index
        -------------------------  --------------------------
Sep 00           $10,000                   $10,000
Nov 00            $9,820                    $9,125
Feb 01           $12,656                    $8,629
May 01           $11,733                    $8,769
Aug 01           $10,831                    $7,941
Nov 01           $10,740                    $8,009
Feb 02           $11,334                    $7,808
May 02           $11,593                    $7,554
Aug 02           $11,955                    $6,512
Nov 02           $11,924                    $6,687
Feb 03           $12,180                    $6,037
May 03           $12,799                    $6,945
Aug 03           $13,009                    $7,298
Nov 03           $13,753                    $7,696
Feb 04           $14,208                    $8,362
May 04           $13,652                    $8,218
Aug 04           $13,139                    $8,133
Nov 04           $13,608                    $8,685
Feb 05           $13,722                    $8,946
May 05           $13,506                    $8,895
Aug 05           $13,881                    $9,154
Nov 05           $13,767                    $9,418
Feb 06           $14,165                    $9,697
May 06           $14,472                    $9,663
Aug 06           $14,552                    $9,968
Nov 06           $14,620                   $10,758
Feb 07           $15,039                   $10,858
May 07           $15,288                   $11,866
Aug 07           $15,477                   $11,476
Nov 07           $15,761                   $11,589
Feb 08           $15,795                   $10,467
May 08           $16,200                   $11,071
Aug 08           $15,960                   $10,198
Nov 08           $15,162                    $7,174
Feb 09           $16,015                    $5,933
May 09           $16,466                    $7,465

                                AVERAGE ANNUAL TOTAL RETURNS(B)
                               (FOR PERIODS ENDED MAY 31, 2009)
                                                        SINCE
                                1 YEAR    5 YEARS     INCEPTION
                               -------    -------    ----------
The Arbitrage Fund - Class R     1.64%     3.82%       5.90%(c)
The Arbitrage Fund - Class I     1.69%     3.95        3.83%(d)
S&P 500 Index                  (32.57)%   (1.90)%    (3.30)%(e)

(a) The line graph above represents performance of Class R shares only, which will vary from the performance of Class I shares based on the difference in fees paid by shareholders in the different classes.

(b) The data quoted herein represents past performance; past performance does not guarantee future results. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect. If they had not been in effect, performance would have been lower.

(c) Represents the period from the commencement of operations of Class R shares (September 17, 2000) through May 31, 2009.

(d) Represents the period from the commencement of operations of Class I shares (October 17, 2003) through May 31, 2009.

(e)  Represents the period from September 18, 2000 through May 31, 2009.

                               THE ARBITRAGE FUND
                       Statement of Assets and Liabilities
                                  May 31, 2009

ASSETS
   Investments:
      At acquisition cost                                           $312,256,807
                                                                    ============
      At value (Note 1)                                             $344,297,074
   Deposits with brokers for securities sold short (Note 1)          139,111,416
   Deposits with swap counterparties                                     521,213
   Foreign currency (cost $710,183)                                      794,690
   Receivable for investment securities sold                          17,651,634
   Receivable for capital shares sold                                  1,965,690
   Unrealized appreciation on forward currency exchange contracts
      (Note 9)                                                         5,018,614
   Unrealized appreciation on spot currency exchange contracts            16,235
   Unrealized appreciation on equity swap contracts                      272,130
   Dividends receivable                                                  407,094
   Prepaid expenses                                                       71,329
   Reclaims receivable                                                    11,697
                                                                    ------------
      Total Assets                                                   510,138,816
                                                                    ------------
LIABILITIES
   Securities sold short, at value (Note 1)
      (proceeds $121,857,268)                                        139,164,185
   Written options, at value (Notes 1 and 9) (premiums
      received $6,347,326)                                             5,689,688
   Payable for investment securities purchased                        24,373,149
   Unrealized depreciation on forward currency exchange contracts
      (Note 9)                                                        10,762,700
   Unrealized depreciation on spot currency exchange contracts            17,083
   Unrealized depreciation on equity swap contracts                      391,067
   Payable for capital shares redeemed                                   752,440
   Payable to Adviser (Note 4)                                           334,220
   Dividends payable on securities sold short (Note 1)                   296,156
   Payable to Distributor (Note 4)                                        52,643
   Payable to Administrator (Note 4)                                      27,705
   Payable to Trustees                                                    15,069
   Payable to Chief Compliance Officer (Note 4)                            3,833
   Other accrued expenses and liabilities                                140,950
                                                                    ------------
      Total Liabilities                                              182,020,888
                                                                    ------------
NET ASSETS                                                          $328,117,928
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in capital                                                     $326,161,510
Undistributed net investment income                                    2,583,464
Accumulated net realized losses on investments, equity swap
   contracts, securities sold short, written option contracts and
   foreign currencies                                                (10,124,356)
Net unrealized appreciation (depreciation) on:
   Investments                                                        32,040,267
   Equity swap contracts                                                (118,937)
   Securities sold short                                             (17,306,917)
   Written option contracts                                              657,638
   Translation of assets and liabilities denominated in foreign
      currencies                                                      (5,774,741)
                                                                    ------------
NET ASSETS                                                          $328,117,928
                                                                    ============
CLASS R SHARES
Net assets applicable to Class R shares                             $219,338,303
                                                                    ============
Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value)                                   17,642,862
                                                                    ============
Net asset value and offering price per share (a)                    $      12.43
                                                                    ============
CLASS I SHARES
Net assets applicable to Class I shares                             $108,779,625
                                                                    ============
Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value)                                    8,630,935
                                                                    ============
Net asset value and offering price per share (a)                    $      12.60
                                                                    ============

(a)  Redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                             Statement of Operations
                         For the Year Ended May 31, 2009

INVESTMENT INCOME
   Dividends (net of withholding taxes of $33,461)                  $  4,512,443
                                                                    ------------
   Total Income                                                        4,512,443
                                                                    ------------
EXPENSES
   Investment advisory fees (Note 4)                                   2,802,056
   Distribution expense, Class R (Note 4)                                350,896
   Administration fees (Note 4)                                          224,805
   Trustees' fees                                                         50,550
   Chief Compliance Officer fees (Note 4)                                 20,000
   Dividend expense                                                    1,661,928
   Interest rebate expense                                             1,295,068
   Professional fees                                                     231,425
   Transfer agent fees (Note 4)                                          180,738
   Custodian and bank service fees                                       157,117
   Registration and filing fees                                           67,147
   Insurance expense                                                      55,820
   Printing of shareholder reports                                        19,314
   Other expenses                                                          8,735
                                                                    ------------
      Total Expenses                                                   7,125,599
   Recovery of investment advisory fees previously waived
      (Note 4)                                                             8,157
      Net Expenses                                                     7,133,756
                                                                    ------------
NET INVESTMENT LOSS                                                   (2,621,313)
                                                                    ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
   FOREIGN CURRENCIES
   Net realized gains (losses) from:
      Investments                                                    (14,473,238)
      Equity swap contracts                                           (5,245,013)
      Securities sold short                                            5,525,291
      Written option contracts                                        12,124,366
      Foreign currency transactions (Note 6)                           4,515,636
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                     26,707,371
      Equity swap contracts                                               (1,094)
      Securities sold short                                          (16,059,789)
      Written option contracts                                           300,102
      Foreign currency transactions (Note 6)                          (5,217,366)
                                                                    ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN
   CURRENCIES                                                          8,176,266
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  5,554,953
                                                                    ============

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                       Statement of Changes in Net Assets

                                                                        YEAR           YEAR
                                                                        ENDED          ENDED
                                                                       MAY 31,        MAY 31,
                                                                        2009           2008
                                                                    ------------   ------------
FROM OPERATIONS
   Net investment loss                                              $ (2,621,313)  $   (119,389)
   Net realized gains (losses) from:
      Investments and equity swap contracts                          (19,718,251)    11,342,105
      Securities sold short                                            5,525,291       (279,471)
      Written option contracts                                        12,124,366      3,126,665
      Foreign currency transactions                                    4,515,636     (4,701,276)
   Net change in unrealized appreciation (depreciation) on:
      Investments and equity swap contracts                           26,706,277        213,964
      Securities sold short                                          (16,059,789)       553,363
      Written option contracts                                           300,102        363,699
      Foreign currency transactions                                   (5,217,366)       (66,020)
                                                                    ------------   ------------
Net increase in net assets resulting from operations                   5,554,953     10,433,640
                                                                    ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net realized gains, Class R                     (5,041,580)    (5,491,369)
   Distributions from net realized gains, Class I                     (3,356,818)    (5,509,264)
                                                                    ------------   ------------
Decrease in net assets from distributions to shareholders             (8,398,398)   (11,000,633)
                                                                    ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS R
   Proceeds from shares sold                                         180,375,541     60,775,206
   Shares issued in reinvestment of distributions                      4,854,981      5,214,569
   Proceeds from redemption fees collected (Note 1)                      283,341          6,761
   Payments for shares redeemed                                      (77,181,667)   (29,038,185)
                                                                    ------------   ------------
Net increase in net assets from Class R share transactions           108,332,196     36,958,351
                                                                    ------------   ------------
CLASS I
   Proceeds from shares sold                                          69,651,784     34,167,669
   Shares issued in reinvestment of distributions                      2,854,085      4,541,919
   Proceeds from redemption fees collected (Note 1)                        4,742          8,323
   Payments for shares redeemed                                      (43,805,570)   (48,327,160)
                                                                    ------------   ------------
Net increase (decrease) in net assets from Class I share
   transactions                                                       28,705,041     (9,609,249)
                                                                    ------------   ------------
TOTAL INCREASE IN NET ASSETS                                         134,193,792     26,782,109
NET ASSETS
   Beginning of year                                                 193,924,136    167,142,027
                                                                    ------------   ------------
   End of year                                                      $328,117,928   $193,924,136
                                                                    ============   ============
UNDISTRIBUTED NET INVESTMENT INCOME (ACCUMULATED NET
   INVESTMENT LOSS)                                                 $  2,583,464   $ (1,522,048)
                                                                    ============   ============

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                             Statement of Cash Flows
                         For the Year Ended May 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in net assets resulting from operations             $     5,554,953
   Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
      Purchases of long-term portfolio investments                   (1,736,492,055)
      Proceeds from sales of long-term portfolio investments          1,414,148,437
      Proceeds from boxed positions                                     202,930,233
      Purchases of short-term investments                               (26,996,600)
      Payments to cover securities sold short                          (348,247,433)
      Proceeds from securities sold short                               452,627,655
      Realized gain on written option contracts                         (12,124,366)
      Premiums received from written option contracts                    35,077,016
      Premiums paid to closed option contracts                          (17,668,634)
      Realized losses from security transactions                          8,947,947
      Change in unrealized appreciation from security
         transactions                                                   (10,947,684)
      Increase in foreign currency                                         (794,690)
      Decrease in deposits with swap counterparties                       7,111,837
      Increase in deposits with brokers for securities sold short      (115,445,161)
      Increase in receivable for investment securities sold              (4,415,768)
      Increase in unrealized appreciation on forward currency
         exchange contracts                                              (4,587,814)
      Increase in unrealized appreciation on spot currency
         exchange contracts                                                 (16,229)
      Increase in unrealized appreciation on equity swap
         contracts                                                         (123,455)
      Increase in prepaid expenses                                           (8,567)
      Decrease in reclaims receivable                                         3,355
      Increase in dividends receivable                                     (402,066)
      Decrease in bank overdraft denominated in foreign currency           (142,846)
      Increase in payable for investment securities purchased            14,242,069
      Increase in unrealized depreciation on forward currency
         exchange contracts                                               9,777,775
      Increase in unrealized depreciation on spot currency
         exchange contracts                                                  16,020
      Increase in unrealized depreciation on equity swap
         contracts                                                          124,549
      Increase in payable to Adviser                                        141,364
      Increase in payable to Distributor                                     24,900
      Increase in payable to Administrator                                   11,653
      Decrease in payable to Trustees                                          (431)
      Increase in dividends payable on securities sold short                286,703
      Increase in other accrued expenses and liabilities                     18,896
                                                                    ---------------
         Net cash used in operating activities                         (127,368,437)

                               THE ARBITRAGE FUND
                       Statement of Cash Flows (Continued)
                         For the Year Ended May 31, 2009

CASH FLOWS FROM FINANCING ACTIVITIES
   Proceeds from shares sold                                        $   250,027,325
   Shares issued in reinvestment of distributions                         7,709,066
   Payments for shares redeemed                                        (120,699,154)
   Distributions from net realized gains paid to shareholders            (8,398,398)
   Increase in receivable for capital shares sold                          (145,499)
   Increase in payable for capital shares redeemed                          561,610
                                                                    ---------------
      Net cash provided by financing activities                         129,054,950
                                                                    ---------------
NET INCREASE IN CASH                                                      1,686,513
BANK OVERDRAFT -- BEGINNING OF YEAR                                      (1,686,513)
                                                                    ---------------
CASH -- END OF YEAR                                                 $            --
                                                                    ===============

See accompanying notes to financial statements.

                          THE ARBITRAGE FUND - CLASS R
                              Financial Highlights

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        YEAR         YEAR        YEAR       YEAR        YEAR
                                                       ENDED        ENDED       ENDED      ENDED       ENDED
                                                      MAY 31,      MAY 31,     MAY 31,    MAY 31,     MAY 31,
                                                        2009         2008        2007       2006       2005
                                                    -----------  -----------  ---------  ---------  ----------
Net asset value at beginning of year                $  12.79     $  12.91     $ 12.73    $ 11.88    $  12.52
                                                    --------     --------     -------    -------    --------
Income (loss) from investment operations:
   Net investment income (loss)                        (0.16)(d)    (0.03)(d)    0.03(d)   (0.10)      (0.19)
   Net realized and unrealized gains on
      investments and foreign currencies                0.30(d)      0.78(d)     0.67(d)    0.95        0.07
                                                    --------     --------     -------    -------    --------
Total from investment operations                        0.14         0.75        0.70       0.85       (0.12)
                                                    --------     --------     -------    -------    --------
Less distributions:
   From net realized gains                             (0.52)       (0.87)      (0.52)        --       (0.52)
                                                    --------     --------     -------    -------    --------
Proceeds from redemption fees collected                 0.02         0.00(a)     0.00(a)    0.00(a)     0.00(a)
                                                    --------     --------     -------    -------    --------
Net asset value at end of year                      $  12.43     $  12.79     $ 12.91    $ 12.73    $  11.88
                                                    ========     ========     =======    =======    ========
Total return(b)                                         1.64%        5.97%       5.64%      7.15%      (1.07%)
                                                    ========     ========     =======    =======    ========
Net assets at end of year (000's)                   $219,338     $112,092     $75,207    $87,643    $134,035
                                                    ========     ========     =======    =======    ========
Ratio of gross expenses to average net assets           3.28%        2.44%       2.38%      2.41%       2.36%
Ratio of gross expenses to average net
   assets excluding interest and dividend
   expense(c)(e)                                        1.95%        1.96%       2.12%      2.12%       2.06%
Ratio of net expenses to average net assets
   excluding interest and dividend expense (c)(e)       1.95%        1.90%       1.95%      1.95%       1.95%
Ratio of net expenses to average net assets
   excluding tax, interest and dividend expense         1.88%        1.90%       1.95%      1.95%       1.95%
Ratio of net investment income (loss) to
   average net assets:
   Before advisory fees waived and
      expenses reimbursed                              (1.34%)      (0.31%)      0.06%     (0.44%)     (1.27%)
   After advisory fees waived and
      expenses reimbursed                              (1.34%)      (0.25%)      0.23%     (0.28%)     (1.16%)
Portfolio turnover rate                                  709%         712%        383%       394%        387%

(a)  Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Dividend expense totaled 0.74%, 0.48%, 0.26%, 0.29%, and 0.30% of average net assets for the years ended May 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(d)  Per share amounts were calculated using average shares for the year.

(e) Interest expense and interest rebate expense totaled 0.58% of average net assets for the year ended May 31, 2009.


Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

                          THE ARBITRAGE FUND - CLASS I
                              Financial Highlights

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        YEAR          YEAR         YEAR       YEAR        YEAR
                                                       ENDED         ENDED        ENDED      ENDED       ENDED
                                                      MAY 31,       MAY 31,      MAY 31,    MAY 31,     MAY 31,
                                                        2009          2008         2007       2006       2005
                                                    -----------  -------------  ---------  ---------  ----------
Net asset value at beginning of year
                                                    $  12.95     $  13.03       $ 12.81    $ 11.93     $ 12.54
                                                    --------     --------       -------    -------     -------
Income (loss) from investment operations:
   Net investment income (loss)                        (0.11)(d)     0.01(d)(e)    0.06(d)   (0.10)      (0.15)
   Net realized and unrealized gains on
      investments and foreign currencies                0.28(d)      0.78(d)       0.68(d)    0.98        0.06
                                                    --------     --------       -------    -------     -------
Total from investment operations                        0.17         0.79          0.74       0.88       (0.09)
                                                    --------     --------       -------    -------     -------
Less distributions:
   From net realized gains                             (0.52)       (0.87)        (0.52)        --       (0.52)
                                                    --------     --------       -------    -------     -------
Proceeds from redemption fees collected                 0.00(a)      0.00(a)       0.00(a)    0.00(a)     0.00(a)
                                                    --------     --------       -------    -------     -------
Net asset value at end of year                      $  12.60     $  12.95       $ 13.03    $ 12.81     $ 11.93
                                                    ========     ========       =======    =======     =======
Total return (b)                                        1.69%        6.23%         5.92%      7.38%      (0.82%)
                                                    ========     ========       =======    =======     =======
Net assets at end of year (000's)                   $108,780     $ 81,832       $91,935    $88,011     $94,417
                                                    ========     ========       =======    =======     =======
Ratio of gross expenses to average net assets           3.03%        2.20%         2.13%      2.16%       2.14%
Ratio of gross expenses to average net
   assets excluding interest and dividend
   expense (c)(f)                                       1.70%        1.72%         1.87%      1.87%       1.84%
Ratio of net expenses to average net assets
   excluding interest and dividend expense (c)(f)       1.70%        1.65%         1.70%      1.70%       1.70%
Ratio of net expenses to average net assets
   excluding tax, interest and dividend expense         1.63%        1.65%         1.70%      1.70%       1.70%
Ratio of net investment income (loss)
   to average net assets:
   Before advisory fees waived and
      expenses reimbursed                              (0.87%)       0.04%         0.28%     (0.29%)     (1.05%)
   After advisory fees waived and
      expenses reimbursed                              (0.87%)       0.11%         0.46%     (0.12%)     (0.91%)
Portfolio turnover rate                                  709%         712%          383%       394%        387%

(a)  Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Dividend expense totaled 0.74%, 0.48%, 0.26%, 0.29%, and 0.30% of average net assets for the periods ended May 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(d)  Per share amounts were calculated using average shares for the year.

(e) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(f) Interest expense and interest rebate expense totaled 0.58% of average net assets for the year ended May 31, 2009.


Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                                  May 31, 2009

  SHARES     COMMON STOCK -- 92.07%                                     VALUE
----------   ---------------------------------------------------    ------------
             AGRICULTURE -- 1.81%
   817,690   ABB Grain Ltd......................................    $  5,956,119
                                                                    ------------
             BANKS -- 1.00%
   104,487   American Bancorp of New Jersey(e)..................       1,021,695
    66,820   Banca Italease SpA(a)..............................         141,208
    21,110   Citigroup, Inc.....................................          78,529
   295,796   Republic First Bancorp, Inc.(a)(b)(e)..............       2,041,229
                                                                    ------------
                                                                       3,282,661
                                                                    ------------
             BEVERAGES -- 7.56%
 1,502,033   Lion Nathan Ltd....................................      14,127,021
   164,603   Pepsi Bottling Group, Inc.(b)......................       5,408,855
   201,058   PepsiAmericas, Inc.(b).............................       5,287,825
                                                                    ------------
                                                                      24,823,701
                                                                    ------------
             BIOTECHNOLOGY -- 4.76%
 1,687,762   Arana Therapeutics Ltd.............................       1,884,598
   102,906   CombiMatrix Corp.(a)...............................         823,248
   166,057   Cougar Biotechnology, Inc.(a)......................       7,138,790
    47,387   Cubist Pharmaceuticals, Inc.(a)(c).................         808,422
 1,633,087   CuraGen Corp.(a)...................................       2,188,337
 1,059,050   IDM Pharma, Inc.(a)................................       2,785,302
                                                                    ------------
                                                                      15,628,697
                                                                    ------------
             BROADCASTING, NEWSPAPERS, & ADVERTISING -- 1.63%
   220,993   Liberty Media Corp. Entertainment(a)(b)............       5,339,191
                                                                    ------------
             BUILDING & CONSTRUCTION SUPPLIES -- 4.16%
 1,620,734   Centex Corp.(b)(c).................................      13,662,788
                                                                    ------------
             CHEMICALS -- 0.35%
    10,432   CF Industries Holdings, Inc.(c)....................         809,940
    57,131   Nova Chemicals Corp................................         331,360
                                                                    ------------
                                                                       1,141,300
                                                                    ------------
             COAL -- 3.65%
    65,617   Alpha Natural Resources, Inc.(a)(b)(c).............       1,807,748
    62,741   Foundation Coal Holdings, Inc.(c)..................       1,841,448
 1,416,959   Gloucester Coal Ltd................................       7,928,075
   166,137   Whitehaven Coal Ltd................................         392,303
                                                                    ------------
                                                                      11,969,574
                                                                    ------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                                  May 31, 2009

  SHARES     COMMON STOCK -- 92.07% (Continued)                         VALUE
----------   ----------------------------------------------------   ------------
             COMPUTERS & SERVICES -- 5.20%
   482,270   Data Domain, Inc.(a)................................   $ 12,283,417
   208,765   Hypercom Corp.(a)...................................        281,833
   499,588   Sun Microsystems, Inc.(a)(b)(c).....................      4,496,292
                                                                    ------------
                                                                      17,061,542
                                                                    ------------
             FINANCIAL SERVICES -- 5.27%
   117,514   Macquarie Communications Infrastructure Group.......        226,694
 1,692,283   Thinkorswim Group, Inc.(a)(b).......................     17,075,135
                                                                    ------------
                                                                      17,301,829
                                                                    ------------
             FOOD PRODUCTS -- 0.56%
   249,007   Sadia SA............................................      1,830,201
                                                                    ------------
             INSURANCE -- 0.23%
    30,015   IPC Holdings Ltd.(b)................................        745,873
                                                                    ------------
             MEDICAL PRODUCTS & SERVICES -- 10.61%
   290,576   Medicult A/S(a).....................................        478,077
   449,661   ScheringPlough Corp.(b)(c)..........................     10,971,728
   508,358   Vnus Medical Technologies, Inc.(a)(b)...............     14,722,048
   192,496   Wyeth(b)(c).........................................      8,635,370
                                                                    ------------
                                                                      34,807,223
                                                                    ------------
             METALS & MINING -- 1.21%
    22,265   Compass Minerals International, Inc.(b)(c)..........      1,194,072
   921,837   Western Goldfields, Inc.(a)(e)......................      2,767,698
                                                                    ------------
                                                                       3,961,770
                                                                    ------------
             MISCELLANEOUS BUSINESS SERVICES -- 7.12%
   300,415   Autobytel, Inc.(a)..................................        135,187
   651,804   Gmarket, Inc. ADR(a)................................     15,591,151
   721,005   Goldleaf Financial Solutions, Inc.(a)...............        533,544
   548,854   Vignette Corp.(a)(b)................................      7,102,171
                                                                    ------------
                                                                      23,362,053
                                                                    ------------
             PETROLEUM EXPLORATION & PRODUCTION -- 6.67%
   480,481   Atlas Energy Resources LLC(b).......................     10,056,467
   170,463   Legacy Reserves(b)..................................      2,100,104
   157,630   PetroCanada(b)......................................      7,019,264
 1,381,825   Profound Energy, Inc.(a)............................      2,017,631
   480,708   UTS Energy Corp.(a).................................        697,505
                                                                    ------------
                                                                      21,890,971
                                                                    ------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                                  May 31, 2009

  SHARES     COMMON STOCK -- 92.07% (Continued)                         VALUE
----------   ----------------------------------------------------   ------------
             PIPELINES -- 3.85%
    41,600   Enterprise Products Partners LP.....................   $  1,081,600
   350,138   Magellan Midstream Holdings(b)......................      7,363,402
   140,417   TEPPCO Partners(b)..................................      4,188,639
                                                                    ------------
                                                                      12,633,641
                                                                    ------------
             PUBLIC THOROUGHFARES -- 0.24%
   140,690   Itinere Infraestructuras SA(a)......................        784,609
                                                                    ------------
             SEMICONDUCTORS -- 5.01%
   146,117   Emulex Corp.(a)(c)..................................      1,605,826
   824,966   Logicvision, Inc.(a)................................        923,962
 2,736,671   SiRF Technology Holdings, Inc.(a)...................     10,891,950
   528,216   Tundra Semiconductor Corp.(a).......................      3,003,090
                                                                    ------------
                                                                      16,424,828
                                                                    ------------
             SILVER MINING -- 2.02%
   633,709   Silver Wheaton Corp.(a).............................      6,644,749
                                                                    ------------
             SOFTWARE -- 8.54%
 2,332,816   Borland Software Corp.(a)...........................      2,288,493
   676,093   Catapult Communications Corp.(a)(b).................      6,341,752
 1,188,226   Entrust, Inc.(a)....................................      2,507,157
   580,866   Metavante Technologies, Inc.(a)(b)..................     14,899,213
   412,910   SumTotal Systems, Inc.(a)...........................      1,981,968
                                                                    ------------
                                                                      28,018,583
                                                                    ------------
             TELEPHONES & TELECOMMUNICATIONS -- 7.22%
   440,891   D&E Communications, Inc.(b).........................      4,298,688
   391,261   Embarq Corp.(b).....................................     16,440,787
   263,191   Fibernet Telecom Group, Inc.(a).....................      2,947,739
                                                                    ------------
                                                                      23,687,214
                                                                    ------------
             TOBACCO -- 0.04%
    24,877   Star Scientific Inc.(a).............................        124,385
                                                                    ------------
             TRADING COMPANIES & DISTRIBUTORS -- 0.44%
    21,515   Eriks NV............................................      1,443,185
                                                                    ------------
             TRUCKING -- 2.92%
 1,042,210   Eveready, Inc.......................................      9,577,528
                                                                    ------------
                TOTAL COMMON STOCK (Cost $272,816,341)...........   $302,104,215
                                                                    ------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                                  May 31, 2009

  SHARES     PREFERRED STOCK -- 3.22%                                   VALUE
----------   ----------------------------------------------------   ------------
             BANKS -- 3.22%
    18,963   Bank of America Corp. ..............................   $    360,297
    18,963   Bank of America Corp. ..............................        295,823
   442,381   Citigroup, Inc.(c) .................................      9,701,415
    10,262   Citigroup, Inc.(c) .................................        227,817
                                                                    ------------
                                                                      10,585,352
                                                                    ------------
                TOTAL PREFERRED STOCK (Cost $8,293,135) .........   $ 10,585,352
                                                                    ------------

  SHARES     WARRANTS(a) -- 0.00%                                       VALUE
----------   ----------------------------------------------------   ------------
   308,857   Buru Energy Ltd., Expires 10/10 ....................   $         --
    49,000   CombiMatrix Corp., Expires 05/14 ...................             --
                                                                    ------------
                TOTAL WARRANTS (Cost $--) .......................   $         --
                                                                    ------------

 CONTRACTS   CALL OPTION CONTRACTS(a) -- 0.57%                          VALUE
----------   ----------------------------------------------------   ------------
             Alpha Natural Resources, Inc.,
        99      06/09 at $ 35 ...................................   $      2,228
       100      06/09 at $ 40 ...................................          1,000
             Centex Corp.,
       500      07/09 at $ 9 ....................................         35,000
             Foundation Coal Holdings, Inc.,
       100      06/09 at $ 35 ...................................          4,250
             Sun Microsystems, Inc.,
       959      06/09 at $ 10 ...................................          1,918
       795      07/09 at $ 10 ...................................          1,590
     5,000      07/09 at $ 8 ....................................        585,000
             Suncor Energy, Inc.,
     1,535      06/09 at $ 27.5 .................................      1,228,000
                                                                    ------------
                TOTAL CALL OPTION CONTRACTS (Cost $880,954) .....   $  1,858,986
                                                                    ------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                                  May 31, 2009

 CONTRACTS   PUT OPTION CONTRACTS(a) -- 0.84%                           VALUE
----------   ----------------------------------------------------   ------------
             CF Industries Holdings, Inc.,
       300      06/09 at $ 70 ...................................   $     34,500
             Citigroup, Inc.,
     9,767      07/09 at $ 5 ....................................      1,792,244
     5,447      07/09 at $ 4 ....................................        509,295
       600      09/09 at $ 7 ....................................        237,000
       350      09/09 at $ 5 ....................................         71,400
             Emulex Corp.,
       695      06/09 at $ 7.5 ..................................          3,475
             Enterprise Products Partners,
       416      06/09 at $ 25 ...................................          5,200
             Foundation Coal Holdings, Inc.,
       147      06/09 at $ 25 ...................................          8,085
       145      06/09 at $ 22.5 .................................          2,900
             Metavante Technologies, Inc.,
       300      06/09 at $ 22.5 .................................         12,000
             NetApp, Inc.,
     1,191      07/09 at $ 16 ...................................         29,775
       995      07/09 at $ 17 ...................................         39,800
             Nova Chemicals Corp.,
       496      06/09 at $ 5 ....................................          4,960
             Sun Microsystems, Inc.,
       234      06/09 at $ 8 ....................................          1,287
                                                                    ------------
                TOTAL PUT OPTION CONTRACTS (Cost $3,269,777) ....   $  2,751,921
                                                                    ------------

  SHARES     MONEY MARKET FUND(d) -- 8.23%                              VALUE
----------   ----------------------------------------------------   ------------
26,996,600   State Street Institutional Liquid Reserves Fund,
                0.579% (Cost $26,996,600) .......................   $ 26,996,600
                                                                    ------------
                TOTAL INVESTMENTS AT VALUE -- 104.93%
                (Cost $312,256,807) .............................   $344,297,074
                                                                    ============

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Concluded)
                                  May 31, 2009

As of May 31, 2009, the Fund had long equity swap contracts outstanding as follows:

                                                                     UNREALIZED
  SHARES                                                            APPRECIATION
----------                                                          ------------
   250,000   Western Goldfields, Inc., Equity Swap(e)
                (Cost $478,463, Market Value $750,593)
                Terminating 04/13/10                                $    272,130
                                                                    ============

Percentages are based on Net Assets of $328,117,928.

(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c)  Underlying security for a written/purchased call/put option.

(d)  Rate shown is the 7-day effective yield as of May 31, 2009.

(e) Security fair valued using methods determined in good faith by the Pricing Committee. As of May 31, 2009, the total market value of these securities was $6,102,752, representing 1.9% of net assets.

ADR  -- American Depositary Receipt
LLC  -- Limited Liability Company
LP   -- Limited Partnership
Ltd. -- Limited

Amounts designated as "--" are either $0 or have been rounded to $0.

                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                                  May 31, 2009

  SHARES     COMMON STOCK -- 40.67%                                     VALUE
----------   ----------------------------------------------------   ------------
             BANKS -- 0.72%
    80,400   Citigroup, Inc. ....................................   $    299,088
    58,753   Investors Bancorp, Inc.(a) .........................        512,326
    86,240   Pennsylvania Commerce Bancorp, Inc.(a) .............      1,566,119
                                                                    ------------
                                                                       2,377,533
                                                                    ------------
             BEVERAGES -- 1.39%
    87,859   PepsiCo, Inc.(b) ...................................      4,573,061
                                                                    ------------
             BROADCASTING, NEWSPAPERS, & ADVERTISING -- 0.02%
     2,250   DIRECTV Group, Inc.(a)(b) ..........................         50,625
                                                                    ------------
             BUILDING & CONSTRUCTION SUPPLIES -- 2.57%
   957,592   Pulte Homes, Inc.(b) ...............................      8,426,810
                                                                    ------------
             CHEMICALS -- 0.19%
    12,733   Agrium, Inc.(b) ....................................        626,718
                                                                    ------------
             COMMERCIAL SERVICES & SUPPLIES -- 1.73%
   104,172   Clean Harbors, Inc.(a)(b) ..........................      5,679,457
                                                                    ------------
             COMPUTERS & SERVICES -- 0.24%
    39,603   NetApp, Inc.(a)(b) .................................        772,259
                                                                    ------------
             FINANCIAL SERVICES -- 2.98%
   574,429   TD Ameritrade Holding Corp.(a)(b) ..................      9,788,270
                                                                    ------------
             FOOD PRODUCTS -- 1.03%
        12   MEIJI Holdings Co., Ltd.(a) ........................            401
    49,676   Perdigao SA(a) .....................................      1,925,442
   172,572   Viterra, Inc.(a) ...................................      1,456,736
                                                                    ------------
                                                                       3,382,579
                                                                    ------------
             GAS/NATURAL GAS -- 2.85%
   507,172   Atlas America, Inc.(b) .............................      9,342,108
                                                                    ------------
             MEDICAL PRODUCTS & SERVICES -- 3.27%
   276,946   Merck & Co., Inc.(b) ...............................      7,638,171
   202,892   Pfizer, Inc.(b) ....................................      3,081,929
                                                                    ------------
                                                                      10,720,100
                                                                    ------------
             METALS & MINING -- 0.84%
   922,234   New Gold, Inc.(a) ..................................      2,768,890
                                                                    ------------
             MISCELLANEOUS BUSINESS SERVICES -- 0.85%
    79,336   Open Text Corp.(a) .................................      2,795,007
                                                                    ------------

                               THE ARBITRAGE FUND
                  Schedule of Securities Sold Short (Continued)
                                  May 31, 2009

  SHARES     COMMON STOCKS -- 40.67% (Continued)                        VALUE
----------   ----------------------------------------------------   ------------
             PETROLEUM EXPLORATION & PRODUCTION -- 3.24%
   267,525   Paramount Energy Trust .............................   $  1,054,671
   270,152   Suncor Energy, Inc. ................................      9,566,082
                                                                    ------------
                                                                      10,620,753
                                                                    ------------
             PIPELINES -- 3.63%
   161,554   Enterprise Products Partners LP(b) .................      4,200,404
   220,687   Magellan Midstream Partners ........................      7,713,011
                                                                    ------------
                                                                      11,913,415
                                                                    ------------
             SEMICONDUCTORS -- 3.67%
 2,143,328   CSR Plc(a) .........................................     12,053,498
                                                                    ------------
             SILVER MINING -- 2.03%
   343,900   Silver Wheaton Corp.(a)(b) .........................      3,617,828
   291,285   Silver Wheaton Corp.(a)(b) .........................      3,054,266
                                                                    ------------
                                                                       6,672,094
                                                                    ------------
             SOFTWARE -- 4.02%
   674,011   Fidelity National Information Services, Inc.(b) ....     12,981,452
    38,272   Mentor Graphics Corp.(a)(b) ........................        215,088
                                                                    ------------
                                                                      13,196,540
                                                                    ------------
             TELEPHONES & TELECOMMUNICATIONS -- 5.40%
   507,770   CenturyTel, Inc.(b) ................................     15,664,704
   241,855   Windstream Corp.(b) ................................      2,034,001
                                                                    ------------
                                                                      17,698,705
                                                                    ------------
             TOTAL COMMON STOCK (Proceeds $116,180,357) .........   $133,458,422
                                                                    ------------

  SHARES     EXCHANGE TRADED FUND -- 1.74%                              VALUE
----------   ----------------------------------------------------   ------------
    61,744   SPDR Trust Series 1 (Proceeds $5,676,911) ..........   $  5,705,763
                                                                    ------------
             TOTAL SECURITIES SOLD SHORT -- 42.41%
             (Proceeds $121,857,268) ............................   $139,164,185
                                                                    ============

                               THE ARBITRAGE FUND
                  Schedule of Securities Sold Short (Concluded)
                                  May 31, 2009

As of May 31, 2009, the Fund had short equity swap contracts outstanding as follows:

                                                                     UNREALIZED
  SHARES                                                            DEPRECIATION
----------                                                          ------------
   139,100   Paramount, Equity Swap
                (Cost $411,690, Market Value $548,377)
                Terminating 04/05/10 - 07/05/10 .................   $   (136,687)
   250,000   New Gold, Inc., Equity Swap
                (Cost $496,213, Market Value $750,593)
                Terminating 04/13/10 ............................       (254,380)
                                                                    ------------
             (Total cost $ 907,903, Total Market Value
                $1,298,970) .....................................   $   (391,067)
                                                                    ============

Percentages are based on Net Assets of $328,117,928.

(a)  Non-income producing security.

(b)  Underlying security for a written/purchased call/put option.

Ltd. -- Limited

LP -- Limited Partnership

Plc -- Public Limited Company

SPDR -- Standard & Poor's Depositary Receipt

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                                  May 31, 2009

 CONTRACTS   WRITTEN CALL OPTIONS(a) -- 1.49%                           VALUE
----------   ----------------------------------------------------   ------------
             Agrium, Inc.,
       275      06/09 at $ 45 ...................................   $    132,000
        25      07/09 at $ 45 ...................................         14,750
             Alpha Natural Resources, Inc.,
       100      06/09 at $ 25 ...................................         35,500
       299      06/09 at $ 30 ...................................         28,405
        50      06/09 at $ 32.5 .................................          2,250
       448      06/09 at $ 27.5 .................................         89,600
             Atlas America, Inc.,
       368      09/09 at $ 12.5 .................................        217,120
        20      09/09 at $ 17.5 .................................          4,500
             Centex Corp.,
     2,164      06/09 at $ 10 ...................................         21,640
       500      06/09 at $ 9 ....................................         17,500
             CenturyTel, Inc.,
       274      06/09 at $ 30 ...................................         32,195
             CF Industries Holdings, Inc.,
       100      06/09 at $ 80 ...................................         24,750
             Citigroup, Inc.,
       995      06/06 at $ 47.5 .................................         12,437
     1,491      06/09 at $ 10 ...................................          1,491
    28,647      06/09 at $ 5 ....................................        100,264
     1,991      06/09 at $ 7.5 ..................................          1,991
     9,529      07/09 at $ 5 ....................................         85,761
     1,526      07/09 at $ 3 ....................................        106,057
     5,705      07/09 at $ 4 ....................................        128,362
       600      09/09 at $ 7 ....................................          4,800
       350      09/09 at $ 5 ....................................          7,350
     2,152      09/09 at $ 2 ....................................        363,688
    11,448      09/09 at $ 3 ....................................        915,840
             Clean Harbors, Inc.,
       336      06/09 at $ 50 ...................................        162,960
             Compass Minerals International, Inc.,
        75      06/09 at $ 50 ...................................         33,375
        75      06/09 at $ 55 ...................................         12,000
        75      06/09 at $ 60 ...................................          3,562
             Cubist Pharmaceuticals, Inc.,
       402      06/09 at $ 17.5 .................................         25,125
        36      08/09 at $ 20 ...................................          2,430
             DIRECTV Group, Inc.,
        50      06/09 at $ 20 ...................................         13,375
     1,544      06/09 at $ 25 ...................................         19,300
       449      06/09 at $ 22.5 .................................         38,165

                               THE ARBITRAGE FUND
                  Schedule of Open Options Written (Continued)
                                  May 31, 2009

 CONTRACTS   WRITTEN CALL OPTIONS(a) -- 1.49% (Continued)               VALUE
----------   ----------------------------------------------------   ------------
             DIRECTV Group, Inc. (continued),
       945      06/09 at $27.5 ..................................   $      9,450
        99      07/09 at $25 ....................................          3,960
             Emulex Corp.,
     1,299      06/09 at $10 ....................................        136,395
       915      06/09 at $12.5 ..................................         13,725
             Enterprise Products Partners,
       416      06/09 at $25 ....................................         40,560
             Fidelity National Information Services, Inc.,
       377      06/09 at $20 ....................................          6,598
       979      06/09 at $17.5 ..................................        173,773
             Foundation Coal Holdings, Inc.,
       145      06/09 at $25 ....................................         68,875
       571      06/09 at $30 ....................................         95,642
             Mentor Graphics Corp.,
     1,075      06/09 at $7.5 ...................................          5,375
             NetApp, Inc.,
       998      06/09 at $20 ....................................         62,375
       209      06/09 at $21 ....................................          7,315
       832      06/09 at $19 ....................................         91,520
     1,396      07/09 at $20 ....................................        136,110
       498      07/09 at $18 ....................................        103,335
       597      07/09 at $21 ....................................         37,313
     1,288      07/09 at $19 ....................................        189,980
             PepsiCo, Inc.,
        62      06/09 at $52.5 ..................................          3,410
             Pulte Homes, Inc.,
     3,808      06/09 at $10 ....................................         57,120
       500      06/09 at $9 .....................................         22,500
     4,013      06/09 at $11 ....................................         20,065
             Schering-Plough Corp.,
       300      06/09 at $24 ....................................         24,750
       249      06/09 at $23 ....................................         39,218
             Silver Wheaton Corp.,
       198      06/09 at $10 ....................................         17,325
             Sun Microsystems, Inc.,
     5,000      06/09 at $9 .....................................         70,000
             Suncor Energy, Inc.,
       299      06/09 at $31 ....................................        143,520
       299      06/09 at $30 ....................................        170,430
       199      06/09 at $32 ....................................         79,600
       100      06/09 at $33 ....................................         32,000

                               THE ARBITRAGE FUND
                  Schedule of Open Options Written (Continued)
                                  May 31, 2009

 CONTRACTS   WRITTEN CALL OPTIONS(a) -- 1.49% (Continued)               VALUE
----------   ----------------------------------------------------   ------------
             TD Ameritrade Holding Corp.,
       997      06/09 at $15 ....................................   $    216,848
        99      06/09 at $17.5 ..................................          4,950
             Windstream Corp.,
       447      06/09 at $7.5 ...................................         42,465
             Wyeth,
       200      06/09 at $45 ....................................         14,500
       349      06/09 at $42.5 ..................................         90,740
                                                                    ------------
             TOTAL WRITTEN CALL OPTIONS (Premiums Received
                $5,445,867) .....................................   $  4,890,285
                                                                    ------------

 CONTRACTS   WRITTEN PUT OPTIONS(a) -- 0.24%                            VALUE
----------   ----------------------------------------------------   ------------
             Agrium, Inc.,
       100      06/09 at $45 ....................................   $      8,000
       300      06/09 at $50 ....................................         84,000
             Alpha Natural Resources, Inc.,
       100      06/09 at $27.5 ..................................         18,000
                Centex Corp.,
       330      06/09 at $10 ....................................         56,100
       657      06/09 at $7.5 ...................................         16,425
             CF Industries Holdings, Inc.,
       300      06/09 at $65 ....................................         15,750
             DIRECTV Group, Inc.,
       200      06/09 at $20 ....................................          3,000
     1,463      06/09 at $22.5 ..................................        128,012
             Emulex Corp.,
       925      06/09 at $10 ....................................         16,187
             Merck & Co., Inc.,
       149      06/09 at $25 ....................................          2,607
       300      06/09 at $26 ....................................         10,500
       100      06/09 at $27 ....................................          6,500
             NetApp, Inc.,
       933      06/09 at $15 ....................................          9,330
       899      06/09 at $19 ....................................         58,435
       323      06/09 at $17.5 ..................................          8,883
       978      07/09 at $18 ....................................         63,570
       779      07/09 at $19 ....................................         81,795
             Pfizer, Inc.,
       649      06/09 at $15 ....................................         22,391
             Pulte Homes, Inc.,
       300      06/09 at $10 ....................................         41,250
       500      06/09 at $8 .....................................         13,750
     1,467      06/09 at $9 .....................................        102,690

                               THE ARBITRAGE FUND
                  Schedule of Open Options Written (Concluded)
                                  May 31, 2009

 CONTRACTS   WRITTEN PUT OPTIONS(a) -- 0.24% (Continued)                VALUE
----------   ----------------------------------------------------   ------------
             Silver Wheaton Corp.,
        99      06/09 at $5 .....................................   $        990
             Sun Microsystems, Inc.,
       896      06/09 at $9 .....................................         11,200
     1,145      07/09 at $9 .....................................         20,038
                                                                    ------------
                TOTAL WRITTEN PUT OPTIONS
                (Premiums Received $901,459) ....................   $    799,403
                                                                    ------------
                TOTAL OPEN OPTIONS WRITTEN -- 1.73%
                (Premiums Received $6,347,326) ..................   $  5,689,688
                                                                    ============

Percentages are based on Net Assets of $328,117,928.

(a)  Non-income producing security.

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        Notes to the Financial Statements
                                  May 31, 2009

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Arbitrage Fund (the "Trust") was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is The Arbitrage Fund (the "Fund"), a diversified series, which offers two classes of shares. Class R shares and Class I shares commenced operations on September 17, 2000 and October 17, 2003, respectively.

The investment objective of the Fund is to achieve capital growth by engaging in merger arbitrage.

The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares are subject to an annual distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares, whereas Class I shares are not subject to any distribution fees.

The following is a summary of the Fund's significant accounting policies:

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS - The Fund's portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions, that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. Such

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2009

methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service (see Note
6). As of May 31, 2009, the market value of securities valued in accordance with the fair value procedures was $6,102,752 and represented 1.9% of net assets.

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on June 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

- Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

- Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

- Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at May 31, 2009:

                                  LEVEL 1        LEVEL 2    LEVEL 3       TOTAL
                               -------------   ----------   -------   -------------
Investments in securities      $ 338,466,452   $5,830,622     $--     $ 344,297,074
Investments in securities
   sold short                   (139,164,185)          --      --      (139,164,185)
Open options written              (5,689,688)          --      --        (5,689,688)
Other financial instruments*      (6,135,153)     272,130      --        (5,863,023)
                               -------------   ----------     ---     -------------
Total                          $ 187,477,426   $6,102,752     $--     $ 193,580,178
                               =============   ==========     ===     =============

* Other financial instruments are derivative instruments which include equity swap contracts and forward currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2009

SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Fund is equal to the net asset value per share, except that, shares of each class are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the year ended May 31, 2009, proceeds from redemption fees were $283,341 in Class R and $4,742 in Class I.

INVESTMENT INCOME - Interest income is accrued as earned. Dividend income and expense are recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Fund. The amount of distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to deferred wash sale losses, deferred post October foreign currency loss and constructive gain from sale of securities.

The tax character of dividends and distributions declared during the years ended May 31, 2009 and May 31, 2008 was as follows:

 Year      Ordinary       Long-Term         Total
 Ended      Income      Capital Gains   Distributions
-------   -----------   -------------   -------------
5/31/09   $ 8,398,398     $     --       $ 8,398,398
5/31/08    10,600,214      400,419        11,000,633

ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate shares of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

SHORT POSITIONS - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2009

market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

WRITTEN OPTION TRANSACTIONS - The Fund may write (sell) covered call options to hedge portfolio investments and to reduce the risks associated with some of its investments. Put options may also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

EQUITY SWAP CONTRACTS - The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Additionally, the Fund enters into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities. An equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian and/or counterparty's broker. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. As of May 31, 2009, the Fund had long equity swap contracts outstanding with a market value of $750,593 and short equity swap contracts outstanding with a market value of $1,298,970.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2009

The Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2009:

Cost of portfolio investments (including equity
   swap contracts, securities sold
   short and written options)                     $197,324,312
                                                  ============
Gross unrealized appreciation                     $ 40,163,498
Gross unrealized depreciation                      (38,592,986)
                                                  ------------
Net unrealized appreciation                       $  1,570,512
                                                  ============

As of May 31, 2009, the components of Distributable Earnings on a tax basis were as follows:

Undistributed ordinary income                     $ 8,443,277
Post-October capital losses                        (1,787,513)
Post-October currency losses                       (6,240,058)
Net unrealized appreciation                         1,570,512
Net unrealized depreciation on translation of
   assets and liabilities in foreign currencies    (5,774,741)
Other temporary differences                         5,744,941
                                                  -----------
Total Distributable Earnings                      $ 1,956,418
                                                  ===========

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2009

The difference between the Federal income tax cost of portfolio investments and the cost reported on the Statement of Assets and Liabilities is due to the tax deferral of losses on wash sales, mark-to-market on open forwards, disallowed losses on tax straddles, gains and losses from Passive Foreign Investment Companies, income from Master Limited Partnerships and gains on the constructive sale of securities.

Post-October capital losses and Post-October currency losses represent losses realized on investment transactions from November 1, 2008 through May 31, 2009 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following year.

For the year ended May 31, 2009, the Fund reclassified net investment gains of $6,574,320 and $152,505 to accumulated net realized gain (loss) and paid-in capital, respectively, on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, investment in Passive Foreign Investment Companies, investments in Master Limited Partnerships, reclassification of short sale related dividend expense to capital loss and non-deductible excise tax, has no effect on the Fund's net asset or net asset value per share.

On July 13, 2006, the FASB released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Effective November 30, 2007, the Fund adopted FIN 48. Based on its analysis, management has reviewed all open tax years (2005-2008) and has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

2. INVESTMENT TRANSACTIONS

During the year ended May 31, 2009, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, equity swap contracts, options and short positions, amounted to $1,736,492,055 and $1,414,148,437, respectively.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2009

3. LINE OF CREDIT

The Fund entered into an agreement which enables them to participate in a $10,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Company (the "Custodian"). Borrowings will be made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Fund. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Custodian's overnight federal funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum payable at the end of each calendar quarter, is accrued by the Fund based on its average daily unused portion of the line of credit. Such fees are included in custodian and bank service fees on the Statement of Operations.

As of May 31, 2009, the Fund did not have outstanding borrowings. For the year ended May 31, 2009, the Fund had average borrowings of $6,570,364 over a period of 55 days at a weighted average interest rate of 1.41%. Interest accrued on the borrowings during the year ended May 31, 2009 was $10,784.

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

The Fund's investments are managed by Water Island Capital, LLC (the "Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, as amended and restated on October 1, 2007, the Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Fund's average daily net assets. Prior to October 1, 2007, the Fund paid the Adviser a fee, which was computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund's average daily net assets.

Effective October 1, 2007, the Adviser has contractually agreed, at least until August 31, 2012, to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of 1.88% of the Fund's average daily net assets attributable to Class R shares and 1.63% of the Fund's average daily net assets attributable to Class I shares. Prior to October 1, 2007, the Adviser had contractually agreed, at least until August 31, 2012, to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceeded the annual rate of 1.95% of the Fund's average daily net assets attributable to Class R shares and 1.70% of the Fund's average daily net assets attributable to Class I shares.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2009

The Adviser is permitted to recapture fees waived or expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. The Adviser cannot recapture any expenses or fees it waived or reimbursed prior to October 1, 2007 under the prior Expense Waiver and Reimbursement Agreement. The Adviser can recapture any expenses or fees it has waived or reimbursed after October 1, 2007 within a three-year period subject to the applicable annual rate of 1.88% for Class R shares and 1.63% for Class I shares. As of May 31, 2009, there are no future recapture amounts from the Fund fees waived and expenses reimbursed. During the year ended May 31, 2009, the Adviser was reimbursed previously waived fees in the amount of $8,157. As of May 31, 2009, there is $0 left to recapture.

Certain officers of the Trust are also officers of the Adviser. Effective October 1, 2004, the Vice President of the Trust also serves as Chief Compliance Officer ("CCO") of the Trust and of the Adviser. The Fund pays the Adviser 15% of the CCO's salary for providing CCO services.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, SEI Investments Global Funds Services ("SEIGFS") supplies administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services including fund accounting services, SEIGFS receives a monthly fee at an annual rate of 0.10% of the Fund's average daily net assets up to $250 million; 0.095% of such assets on the next $250 million; and 0.08% of such assets in excess of $500 million, subject to a minimum annual fee of $200,000 for the period beginning September 1, 2008 and ending August 31, 2009. The minimum annual fee increases to $225,000 for the period beginning September 1, 2009 and ending August 31, 2011, pursuant to the current Administration Agreement between SEIGFS and the Fund dated May 17, 2005, as amended July 25, 2008. Prior to September 1, 2008, SEIGFS received a monthly fee at an annual rate of 0.10% of the Fund's average daily net assets up to $500 million; and 0.08% of such assets in excess of $500 million, subject to a minimum fee of $150,000 per year. For the year ended May 31, 2009, SEIGFS was paid $224,805 under the administration agreement. Certain officers of the Trust are also officers of SEIGFS. Such officers are paid no fees by the Trust for serving as officers of the Trust.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and DST Systems, Inc. ("DST"), DST maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2009

performs other shareholder service functions. For these services, DST receives from the Fund a monthly complex minimum fee, including two cusips, at an annual rate of $50,000 per year. For each cusip thereafter, an additional fee is applied at a minimum fee of $17,500 per cusip per year. For the year ended May 31, 2009, DST was paid $180,738 under the transfer agent and shareholder services agreement.

DISTRIBUTION AGREEMENT

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for Class R shares, which permits Class R to pay for expenses incurred in the distribution and promotion of Class R shares. Under the Plan, Class R may pay compensation to any broker-dealer with whom the distributor or the Fund, on behalf of Class R shares, has entered into a contract to distribute Class R shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% annually of the average daily net assets allocable to Class R shares. During the year ended May 31, 2009, the Fund paid Class R distribution expenses of $350,896 pursuant to the Plan.

Under the terms of a Distribution Agreement between the Trust and SEI Investments Distribution, Co. (the "Distributor"), the Distributor serves as principal underwriter and national distributor for the shares of the Fund. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commissions or sales loads for providing services to the Fund. The Distributor is an affiliate of SEI Investments Global Funds Services.

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the years shown:

                                                    YEAR         YEAR
                                                    ENDED        ENDED
                                                   MAY 31,      MAY 31,
                                                    2009         2008
                                                 ----------   -----------
CLASS R
Shares sold                                      14,891,867    4,797,247
Shares issued in reinvestment of distributions      425,130      419,178
Shares redeemed                                  (6,436,124)  (2,279,530)
                                                 ----------   ----------
Net increase in shares outstanding                8,880,873    2,936,895
Shares outstanding at beginning of year           8,761,989    5,825,094
                                                 ----------   ----------
Shares outstanding at end of year                17,642,862    8,761,989
                                                 ==========   ==========

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2009

                                                    YEAR         YEAR
                                                    ENDED        ENDED
                                                   MAY 31,      MAY 31,
                                                    2009         2008
                                                 ----------   ----------
CLASS I
Shares sold                                       5,669,231    2,665,511
Shares issued in reinvestment of distributions      246,467      361,043
Shares redeemed                                  (3,602,609)  (3,764,040)
                                                 ----------   ----------
Net increase (decrease) in shares outstanding     2,313,089     (737,486)
Shares outstanding at beginning of year           6,317,846    7,055,332
                                                 ----------   ----------
Shares outstanding at end of year                 8,630,935    6,317,846
                                                 ==========   ==========

6. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

7. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2009

8. SECURITIES LENDING

In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan as of May 31, 2009.

9. DERIVATIVE CONTRACTS

WRITTEN OPTIONS -- A summary of put and call option contracts written during the year ended May 31, 2009 is as follows:

                                                       OPTION       OPTION
                                                     CONTRACTS     PREMIUMS
                                                     ---------   ------------
Options outstanding at beginning of year               12,218    $  1,063,309
Options written                                       376,008      35,084,456
Options canceled in a closing purchase transaction    (38,897)     (5,314,604)
Options exercised                                     (78,458)    (11,737,393)
Options expired                                      (155,122)    (12,748,442)
                                                     --------    ------------
Options outstanding at end of year                    115,749    $  6,347,326
                                                     ========    ============

FORWARD CURRENCY EXCHANGE CONTRACTS -- As of May 31, 2009, the Fund had forward currency exchange contracts outstanding as follows:

                                                          UNREALIZED
                         CURRENCY           CURRENCY     APPRECIATION
SETTLEMENT DATE         TO DELIVER         TO RECEIVE   (DEPRECIATION)
---------------         ----------         ----------   --------------
06/12/09          AUD   53,371,619   USD   37,262,336   $(5,415,088)
06/12/09          CAD   30,820,373   USD   24,871,843    (3,259,717)
06/12/09          CHF    5,725,600   USD    4,946,066      (424,064)
06/12/09          EUR    6,648,725   USD    8,681,594      (728,001)
06/12/09          GBP    5,221,000   USD    7,701,210      (716,988)
06/12/09          JPY    2,170,000   USD       23,189           451
06/12/09          NOK   13,406,792   USD    1,911,982      (218,842)
06/12/09          USD   10,489,448   AUD   15,150,000     1,624,912
06/12/09          USD   18,579,050   CAD   22,915,000     2,336,813

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2009

                                                          UNREALIZED
                         CURRENCY           CURRENCY     APPRECIATION
SETTLEMENT DATE         TO DELIVER         TO RECEIVE   (DEPRECIATION)
---------------         ----------         ----------   --------------
06/12/09          USD    4,965,441   CHF    5,725,600        404,689
06/12/09          USD    6,536,335   EUR    5,013,696        559,288
06/12/09          USD      291,080   GBP      200,000         31,395
06/12/09          USD       21,817   JPY    2,170,000            921
06/12/09          USD    1,370,281   NOK    9,000,000         60,145
                                                         -----------
                                                         $(5,744,086)
                                                         ===========

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
USD -- United States Dollar

FAIR VALUE OF DERIVATIVE INSTRUMENTS -- The fair value of derivative Instruments as of May 31, 2009, was as follows:

                                             ASSET DERIVATIVES                      LIABILITY DERIVATIVES
                                  -------------------------------------   ----------------------------------------
                                         YEAR ENDED MAY 31, 2009                    YEAR ENDED MAY 31, 2009
DERIVATIVES NOT ACCOUNTED         -------------------------------------   ----------------------------------------
FOR AS HEDGING INSTRUMENTS             BALANCE SHEET                            BALANCE SHEET
UNDER STATEMENT 133:                     LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
-------------------------------   ------------------------   ----------   -------------------------   ------------
Forward Currency                  Unrealized appreciation                 Unrealized depreciation
   Exchange Contracts             on forward currency                     on forward currency
                                  exchange contracts         $5,018,614   exchange contracts          $10,762,700
Equity Swap Contracts             Unrealized appreciation                 Unrealized depreciation
                                  on equity swap contracts      272,130   on equity swap contracts        391,067
Equity Option Contracts           Investments, at value       4,610,907   Written Options, at value     5,689,688
                                                             ----------                               ------------
TOTAL DERIVATIVES NOT ACCOUNTED
   FOR AS HEDGING INSTRUMENTS
   UNDER STATEMENT 133                                       $9,901,651                               $16,843,455
                                                             ==========                               ============

The effect of derivative instruments on the Statement of Operations for the year ended May 31, 2009, was as follows:

      AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME

DERIVATIVES NOT
ACCOUNTED FOR AS                         FORWARD
HEDGING INSTRUMENTS                     CURRENCY
UNDER STATEMENT 133         OPTIONS     CONTRACTS      SWAPS         TOTAL
-----------------------   ----------   ----------   -----------   -----------
Forward Currency
   Exchange Contracts     $       --   $4,515,636   $        --   $ 4,515,636
Equity Swap Contracts             --           --    (5,245,013)   (5,245,013)
Equity Option Contracts    7,660,668           --            --     7,660,668
                          ----------   ----------   -----------   -----------
Total                     $7,660,668   $4,515,636   $(5,245,013)  $ 6,931,291
                          ==========   ==========   ===========   ===========

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2009

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                     INCOME

DERIVATIVES NOT
ACCOUNTED FOR AS                         FORWARD
HEDGING INSTRUMENTS                     CURRENCY
UNDER STATEMENT 133         OPTIONS     CONTRACTS     SWAPS       TOTAL
-----------------------   ----------   -----------   -------   -----------
Forward Currency
   Exchange Contracts     $       --   $(5,217,366)  $    --   $(5,217,366)
Equity Swap Contracts             --            --    (1,094)       (1,094)
Equity Option Contracts    1,034,112            --        --     1,034,112
                          ----------   -----------   -------   -----------
Total                     $1,034,112   $(5,217,366)  $(1,094)  $(4,184,348)
                          ==========   ===========   =======   ===========

10. NEW ACCOUNTING PRONOUNCEMENTS

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, the FASB Staff issued Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

In May 2009, the FASB issued SFAS No. 165, SUBSEQUENT EVENTS ("SFAS 165"). SFAS 165 provides authoritative accounting literature related to evaluating subsequent events that was previously addressed only in the auditing literature, and is largely similar to the current guidance in the auditing literature with some exceptions that are not

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                                  May 31, 2009

intended to result in significant changes in practice. SFAS 165 defines subsequent events and also requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. SFAS 165 is effective on a prospective basis for interim or annual financial periods ending after June 15, 2009. We plan to adopt SFAS 165 in the third quarter of Fiscal 2009 and do not expect it to have a material impact on our financial statements.

                               THE ARBITRAGE FUND
             Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
THE ARBITRAGE FUND

We have audited the accompanying statement of assets and liabilities of The Arbitrage Fund (the "Fund"), including the schedules of investments as of May 31, 2009, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Arbitrage Fund as of May 31, 2009, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                        TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
JULY 28, 2009

                               THE ARBITRAGE FUND
                     Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                               THE ARBITRAGE FUND
               Disclosure of Fund Expenses (Unaudited) (Continued)

                                                BEGINNING            ENDING            ANNUALIZED
                                              ACCOUNT VALUE       ACCOUNT VALUE          EXPENSE          EXPENSES PAID
                                            DECEMBER 1, 2008      MAY 31, 2009           RATIOS+         DURING PERIOD*
                                            ----------------      -------------        ----------        --------------
THE ARBITRAGE FUND - CLASS R:
Based on Actual Fund Return                     $1,000.00           $1,119.80             3.85%              $20.35
Based on Hypothetical 5% Return
     (before expenses)                          $1,000.00           $1,005.73             3.85%              $19.25

THE ARBITRAGE FUND - CLASS I:

Based on Actual Fund Return                     $1,000.00           $1,119.70             3.62%              $19.13
Based on Hypothetical 5% Return
     (before expenses)                          $1,000.00           $1,006.88             3.62%              $18.11

+ THE ANNUALIZED EXPENSE RATIOS INCLUDE DIVIDEND, INTEREST, AND INTEREST REBATE EXPENSE INCURRED DURING THE SIX-MONTH PERIOD.
* EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIOS FOR THE PERIOD, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                                BEGINNING            ENDING            ANNUALIZED
                                              ACCOUNT VALUE       ACCOUNT VALUE          EXPENSE          EXPENSES PAID
                                            DECEMBER 1, 2008      MAY 31, 2009           RATIOS+         DURING PERIOD*
                                            ----------------      -------------        ----------        --------------
THE ARBITRAGE FUND - CLASS R:
Based on Actual Fund Return                     $1,000.00           $1,119.80             2.00%              $10.57
Based on Hypothetical 5% Return
     (before expenses)                          $1,000.00           $1,014.96             2.00%              $10.05

THE ARBITRAGE FUND - CLASS I:

Based on Actual Fund Return                     $1,000.00           $1,119.70             1.77%               $9.35
Based on Hypothetical 5% Return
     (before expenses)                          $1,000.00           $1,016.11             1.77%               $8.90

+ THE ANNUALIZED EXPENSE RATIOS EXCLUDE DIVIDEND, INTEREST, AND INTEREST REBATE EXPENSE INCURRED DURING THE SIX-MONTH PERIOD.
* EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIOS FOR THE PERIOD, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                               THE ARBITRAGE FUND
                              Portfolio Information
                            May 31, 2009 (Unaudited)

SECTOR WEIGHTING (as a percentage of total investments)

The following chart shows the Fund's sector weightings as of the report date.

                                   (PIE CHART)

Information Technology     - 24.65%
Energy                     - 16.29%
Health Care                - 14.65%
Consumer Staples           -  9.51%
Financials                 -  9.20%
Money Market Fund          -  7.84%
Telecommunication Services -  6.88%
Consumer Discretionary     -  5.59%
Materials                  -  3.41%
Option Contracts           -  1.33%
Industrials                -  0.65%

                               THE ARBITRAGE FUND
                          Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               THE ARBITRAGE FUND
               Trustees' Renewal of Advisory Agreement (Unaudited)

On April 21, 2009, the Board of Trustees (the "Board") of The Arbitrage Fund (the "Fund"), including a majority of its independent Trustees, approved the continuation of the Fund's investment advisory agreement with Water island Capital, LLC, the Fund's investment adviser (hereafter referred to as the "Adviser"). The Board determined that continuation of the investment advisory agreement was in the best interests of the Fund and its shareholders.

The Board based its decision upon its most recent review of the Adviser's investment personnel, portfolio management process, and performance. The Board discussed the factors below, among others. However, no single factor determined whether the Board approved the continuation of the investment advisory agreement. Rather, it was the totality of the factors that led to the decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The Board considered the experience of the personnel managing the Fund's assets as well as the quality of the Fund's investment management over both short- and long-term periods. The Board concluded the Adviser has provided high quality consistent service to the Fund and its shareholders.

COST

The Board considered the Fund's overall expense ratio, comparing it to other similarly managed mutual funds. In its consideration of the Fund's overall expense ratio, the Board also considered the Adviser's long term commitment to cap operating expenses reflected first in its decision to waive a portion of its advisory fee, and then in its decision to permanently lower its advisory fee. The Board during its review of costs considered the Fund's advisory fee, comparing the fee to other funds offering similar investment strategies.

The Board recognized that the Fund's overall expense ratio is somewhat higher than the average of comparably managed funds but concluded shareholders are receiving a quality investment option for a reasonable price. The Board also concluded that, although the advisory fees payable to the Adviser are somewhat higher than the average of fees for other comparably managed funds, the fees are reasonable given the quality of services provided by the Adviser and the complexity of investment strategies implemented by the Adviser.

PROFITABILITY OF ADVISER

The Board considered the Adviser's profitability with regards to its management of the Fund, concluding that the Adviser's profitability was not excessive and therefore was a secondary factor in connection with the evaluation of advisory fees paid by the Fund.

The Board considered the Fund's short- and long-term performance, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The Board concluded that the Fund's performance warranted continuation of the investment advisory agreement.

                               THE ARBITRAGE FUND
         Trustees' Renewal of Advisory Agreement (Unaudited) (Continued)

ECONOMIES OF SCALE AND ANCILLARY BENEFITS

The Board concluded, given the size of the Fund's assets at the present time, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect potential future economies of scale.

The Board also considered the "ancillary benefits" to the Adviser, viewing these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund. The Board did consider the level of soft dollar activity, concluding that research derived from these trades was useful to the Fund and its shareholders.

                               THE ARBITRAGE FUND
                   Board of Trustees and Officers (Unaudited)

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Fund:

TRUSTEE/                                                               POSITION HELD               LENGTH OF
EXECUTIVE OFFICER                  ADDRESS               AGE          WITH THE TRUST              TIME SERVED
-----------------      -------------------------------   ---   ----------------------------   -------------------
*John S. Orrico, CFA   41 Madison Avenue, 28th Floor      49   President, Secretary,          Since May 2000
                       New York, NY 10010                      Treasurer and Trustee

*Joel C. Ackerman      295 Central Park West              64   Trustee                        Since May 2000
                       New York, NY 10024

John C. Alvarado       Power Capital Partners LLC         49   Trustee                        Since December 2003
                       575 Madison Avenue, 10th Floor
                       New York, NY 10022

Burtt R. Ehrlich       One Landmark Square, 22nd Floor    70   Trustee                        Since March 2005
                       Stanford, CT 06901

Jay N. Goldberg        Hudson Venture Partners            68   Trustee                        Since May 2000
                       535 Fifth Avenue, 14th Floor
                       New York, NY 10017

Matthew Hemberger      41 Madison Avenue, 28th Floor      50   Vice President, Chief          Since May 2000
                       New York, NY 10010                      Compliance Officer and
                                                               Anti-Money Laundering
                                                               Compliance Officer

Eric Kleinschmidt      One Freedom Valley Drive           41   Chief Financial Officer        Since July 2005
                       Oaks, PA 19456

Carolyn Mead           One Freedom Valley Drive           52   Assistant Vice President and   Since November 2008
                       Oaks, PA 19456                          Assistant Secretary

Bernadette Sparling    One Freedom Valley Drive           32   Assistant Vice President and   Since November 2008
                       Oaks, PA 19456                          Assistant Secretary

Joseph M. Gallo        One Freedom Valley Drive           36   Assistant Vice President and   Since October 2007
                       Oaks, PA 19456                          Assistant Secretary

* Messrs. Orrico and Ackerman are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

                               THE ARBITRAGE FUND
             Board of Trustees and Officers (Unaudited) (Continued)

Each Trustee oversees one portfolio of the Trust. The principal occupations of the Trustees and executive officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

John S. Orrico is General Partner of the Adviser. Prior to January 2000, he was Portfolio Manager to private trusts and entities at Lindemann Capital Partners, L.P. and Gruss and Co. (financial management firms).

Joel C. Ackerman is currently a consultant to the Fund's Adviser. During 2003, he was a Partner with Crossroads Investments LP and a Partner with LRL Capital (hedge fund). Prior to September 2002, he was a Partner of Ardsley Partners (hedge fund).

John C. Alvarado is a Managing Member of Power Capital Partners, LLC which is a financial advisory and consulting firm. He is currently Chief Financial Officer of Wax Inc. (men's retail apparel), a Managing Director of Energy Finance Merchants, LLC, and Managing Member of Gordon Alvarado LLC. From 1995 to 2000, he was senior Vice President, Co-Founder and Partner of Stratum Group LP, which is a private equity investment firm.

Burtt R. Ehrlich has served as director of Armor Holdings, Inc. since January 1996, director of Clarus Corp. since June 2002, and as a member of the Board of Directors of Langer, Inc. since February 2001. Mr. Ehrlich served as Chairman and Chief Operating Officer of Ehrlich Bober Financial Corp. (the predecessor of Benson Eyecare Corporation) from December 1986 until October 1992, and as a director of Benson Eyecare Corporation from October 1992 until November 1995.

Jay N. Goldberg is General Partner of Hudson Ventures (a venture capital company).

Matthew Hemberger is Chief Compliance Officer of the Adviser, Chief Compliance Officer to the Trust, and Anti-Money Laundering Compliance Officer to the Trust. Prior to March 2001, he was an Analyst, Assistant Portfolio Manager, and CFO at Lindemann Capital Partners, L.P.

Eric Kleinschmidt is Chief Financial Officer to the Trust. He has been employed by SEI Investments since 1995 and is Director of SEI Investments Fund Accounting since 2004, after serving as Manager from 1999 to 2004.

                               THE ARBITRAGE FUND
             Board of Trustees and Officers (Unaudited) (Continued)

Joseph M. Gallo is Assistant Vice President and Assistant Secretary to the Trust. He is also Corporate Counsel to the Administrator. Prior to joining SEI, he was Associate Counsel of ICMA Retirement Corporation from 2004 to 2007. From 2002 to 2004, he was a Federal Investigator for the U.S. Department of Labor.

Carolyn Mead is Assistant Vice President and Assistant Secretary to the Trust. She is also Corporate Counsel to the Administrator. Prior to joining SEI, Carolyn served as Associate Counsel at Stradley, Ronon, Stevens & Young. Carolyn also was Associate Counsel at ING Variable Annuities from 1999 to 2002. From 1994 to 1999, she was a Senior Compliance Administrator at PFPC, Inc.

Bernadette Sparling is Assistant Vice President and Assistant Secretary to the Trust. She is also Corporate Counsel to the Administrator and Team Leader of the unit that supports Investment Management Services Department of SEI. Prior to joining SEI, Bernadette was Associate Counsel at Blank Rome LLP from 2001 to 2005.

Additional information about members of the Board of Trustees and Officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-800-295-4485.

                               THE ARBITRAGE FUND
                       Notice to Shareholders (Unaudited)

For shareholders that do not have a May 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.

  LONG TERM        ORDINARY                                    QUALIFYING   QUALIFYING      QUALIFYING
 CAPITAL GAIN       INCOME          TOTAL        QUALIFYING     DIVIDEND     INTEREST       SHORT-TERM
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DIVIDENDS(1)    INCOME(2)    INCOME(3)   CAPITAL GAIN(4)
-------------   -------------   -------------   ------------   ----------   ----------   ---------------
    0.00%          100.00%         100.00%          1.89%         3.49%        0.00%         100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS" (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS" (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2009. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                            (THE ARBITRAGE FUND LOGO)

                                  800-295-4485
                               www.thearbfund.com

                       ADVISER   WATER ISLAND CAPITAL, LLC
                                 41 Madison Avenue
                                 28th Floor
                                 New York, NY 10010

                   DISTRIBUTOR   SEI INVESTMENTS DISTRIBUTION CO.
                                 One Freedom Valley Drive
                                 Oaks, PA 19456

                TRANSFER AGENT   DST SYSTEMS, INC.
                                 P.O. Box 219842
                                 Kansas City, MO 64121-9842

                     CUSTODIAN   STATE STREET BANK AND TRUST COMPANY
                                 225 Liberty Street
                                 New York, NY 10281

ARB (7/09)

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive and Senior Financial Officers. The Registrant has not made any amendments to its code of ethics during the covered period. The Registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John C. Alvarado, who is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Fees billed by Tait, Weller & Baker LLP Related to the Trust

Tait, Weller & Baker LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2009                                                   2008
------------------ ----------------------------------------------------- -----------------------------------------------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $21,500              $0                $0             $20,500              $0                $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related     $0                $0                $0                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees          $0                $0                $0                $0                $0                $0

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All               $0                $0                $0                $0                $0                $0
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Registrant's full audit committee is responsible for any required pre-approval of audit or non-audit services, and pre-approves audit or non-audit services pursuant to policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2009             2008
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                0.00%             0.00%

                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Tax Fees                          0.00%             0.00%
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                All Other Fees                    0.00%             0.00%

                ---------------------------- ----------------- ----------------

(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by Tait, Weller & Baker LLP for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                            The Arbitrage Funds


By (Signature and Title)*                               /s/ John S. Orrico
                                                        John S. Orrico
                                                        President and Treasurer
Date: October 5, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                               /s/ John S. Orrico
                                                        John S. Orrico
                                                        President and Treasurer
Date: October 5, 2009


By (Signature and Title)*                               /s/ Eric Kleinschmidt
                                                        Eric Kleinschmidt
                                                        Chief Financial Officer
Date: October 5, 2009


* Print the name and title of each signing officer under his or her signature.

                               THE ARBITRAGE FUNDS

                   CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND
                            SENIOR FINANCIAL OFFICERS

I.       COVERED OFFICERS/PURPOSE OF THE CODE

         The code of ethics (this "Code") for The Arbitrage Funds (the "Company") applies to the Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer(s) (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

   o full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;

   o     compliance with applicable laws and governmental rules and regulations;

   o the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

   o     accountability for adherence to the Code.


         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Company.

         Certain conflicts of interest arise out of the relationships between Covered Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. The Company's and the investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.

This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser/administrator of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Company or for the adviser/administrator, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser/administrator and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser/administrator and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Company's Board of Trustees ("Board") that the Covered Officers may also be officers or employees of one or more investment companies covered by other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

         Each Covered Officer must:

   o not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company;

   o not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company;

   o not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

   o report at least annually any affiliations or other relationships related to conflicts of interest that the Company's Trustees and Officers Questionnaire covers.


         There are some conflict of interest situations that should always be discussed with Counsel for the Company if material. Examples of these include:

   o     service as a director on the board of any public company;

   o     the receipt of any non-nominal gifts;

   o the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any questions of impropriety;

   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof;

   o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.


III.     DISCLOSURE AND COMPLIANCE

   o each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company;

   o each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company's directors and auditors, and to governmental regulators and self-regulatory organizations;

   o each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Company and the adviser/administrator with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Company files with, or submits to, the SEC and in other public communications made by the Company; and

   o it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.


IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

   o upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;

   o annually thereafter affirm to the Board that he has complied with the requirements of the Code;

   o not retaliate against any other Covered Officer or any employee of the Company or their affiliated persons for reports of potential violations that are made in good faith; and

   o notify Counsel for the Company promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code.


   Counsel for the Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any approvals or waivers sought by a Covered Officer will be considered by the Audit Committee (the "Committee").

         The Company will follow these procedures in investigating and enforcing this Code:

   o Counsel for the Company will take all appropriate action to investigate any potential violations reported to him;

   o if, after such investigation, Counsel believes that no violation has occurred, Counsel is not required to take any further action;

   o any matter that Counsel believes is a violation will be reported to the Committee;

   o if the Committee concurs that a violation has occurred, it will inform and make a recommendation to the Board, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser/administrator or its board; or a recommendation to dismiss the Covered Officer;

   o     the Board will be responsible for granting waivers, as appropriate; and

   o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.


V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Company for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Company, the Company's adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Company's and its investment adviser's and principal underwriter's codes of ethics under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent trustees.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Board and Counsel for the Company.

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Company and does not constitute an admission, by or on behalf of the Company, as to any fact, circumstance, or legal conclusion.




Date: July 29, 2003

                                                                       EXHIBIT A


                     Persons Covered by this Code of Ethics


                                 John S. Orrico
                                Eric Kleinschmidt

                                 CODE OF ETHICS
                             FOR PRINCIPAL EXECUTIVE
                                       AND
                            SENIOR FINANCIAL OFFICER

                            CERTIFICATE OF COMPLIANCE


         As a Covered Officer as defined in the Code of Ethics For Principal Executive and Senior Financial Officers of The Arbitrage Funds (the "Code"), I hereby certify that I have received and have read and fully understand the Code, and I recognize that I am subject to the Code. I further certify that since any prior certification of the Code, I have complied with the policies and procedures as in effect during that time, and agree going forward to comply with the requirements of the Code.





                                    ____________________________________________
                                    Signature


                                    ____________________________________________
                                    Title

                                    ____________________________________________
                                    Name (Please Print)


                                    ____________________________________________
                                    Date